Financial risk management - Changes in level 3 liability (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities
Opening balance	¥ 732,756	¥ 440,130
Fair value at issuance date		1,199
Change in fair value	(177,038)	291,427
Converted into ordinary share upon initial public offering	(479,927)
Repayment during the year	(75,791)
Closing balance		732,756
Exchangeable note liabilities
Reconciliation of changes in fair value measurement, liabilities
Opening balance	185,745	128,820
Change in fair value	(45,274)	56,925
Converted into ordinary share upon initial public offering	(140,471)
Closing balance		185,745
Convertible note
Reconciliation of changes in fair value measurement, liabilities
Opening balance	70,598	61,446
Change in fair value	5,193	9,152
Repayment during the year	(75,791)
Closing balance		70,598
Series A Preferred Shares
Reconciliation of changes in fair value measurement, liabilities
Opening balance	476,112	249,864
Change in fair value	(136,656)	226,248
Converted into ordinary share upon initial public offering	(339,456)
Closing balance		476,112
Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities
Opening balance	301
Fair value at issuance date		1,199
Change in fair value	¥ (301)	(898)
Closing balance		¥ 301